Annual Total Returns[BarChart] - Invesco Dynamic Energy Exploration and Production ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.57%)	23.60%	30.00%	(18.46%)	(19.19%)	13.61%	0.79%	(23.17%)	(1.70%)	(36.77%)